ACQUISITIONS (Schedule of Fair Value of Assets and Liabilities Acquired) (Details) - USD ($) $ / shares in Units, $ in Millions	Feb. 06, 2015	Dec. 31, 2015	Dec. 31, 2014
Business Acquisition [Line Items]
The Company's shares outstanding		4,160,675,592	3,701,145,330
The Company's closing stock price on February 6, 2015		$ 0.4388
Liabilities
Goodwill arising on acquisition		$ 1.1
SolarOne Group [Member]
Business Acquisition [Line Items]
The Company's shares outstanding	457,980,262
The Company's closing stock price on February 6, 2015	$ 0.22
Consideration attributable to common stock	$ 100.8
Pre-existing amount due from Q CELLS Group to SolarOne Group	5.0
Total consideration transferred	95.8
Assets
Cash and cash equivalents	70.2
Accounts receivable	156.5
Other current assets	408.3
Fixed assets	614.5
Land use rights	54.9
Other long-term assets	8.9
Total assets acquired	1,313.3
Liabilities
Short-term debt	219.4
Current portion of long-term debt	351.6
Other current liabilities	394.2
Long-term debt, net of current portion	248.6
Other long-term liabilities	4.8
Total liabilities assumed	1,218.6
Total net identifiable assets acquired	94.7
Goodwill arising on acquisition	1.1
Purchase consideration transferred	$ 95.8